Transactions with Joint Venture, Associates, and Unconsolidated Entities (Detail) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Accounts receivable and other assets	R$ 6,140	R$ 5,929	R$ 5,929	R$ 5,328
Accounts payable and other liabilities	75,556	67,654	67,654	87,085
Revenue from services rendered	189	51	51	86
Operating costs and expenses	(122,464)	(107,972)	(215,079)	(258,114)
Other Entities
Related Party Transaction [Line Items]
Accounts receivable and other assets	6,140	5,929	5,929	5,328
Accounts payable and other liabilities	5,288	5,560	5,560	7,731
Revenue from services rendered	189	51	51	86
Operating costs and expenses	(14,586)	(14,842)	(29,856)	(37,163)
Hispamar
Related Party Transaction [Line Items]
Accounts payable and other liabilities	70,268	62,094	62,094	79,354
Operating costs and expenses	R$ (107,878)	R$ (93,130)	R$ (185,223)	R$ (220,951)